INVENTORIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
NOTE 14 - INVENTORIES

	At December 31,
(in millions of Euros)	2023	2022
Finished goods	260	315
Work in progress	537	638
Raw materials	231	308
Stores and supplies	123	112
Inventories write down	(53)	(53)
Total inventories	1,098	1,320